SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2021	2022
	RMB	RMB
Aggregate cost basis	770,000,000	160,000,000
Gross unrealized holding gain	3,678,455	406,301

Aggregate fair value	773,678,455	160,406,301